Schedule of valuation method of recoverable amount (Details)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
TSI Yatra Private Limited [member]
IntangibleAssetsAndGoodwillLineItems [Line Items]
Fair value less costs of disposal		FVLCOD
Value in use	Value in use
Yatra for business private limited [member]
IntangibleAssetsAndGoodwillLineItems [Line Items]
Fair value less costs of disposal		Value in use
Value in use	Value in use
Yatra tg stays private limited and yatra hotel solutions private limited [member]
IntangibleAssetsAndGoodwillLineItems [Line Items]
Fair value less costs of disposal		FVLCOD
Value in use	Value in use